Goodwill and intangible assets - Goodwill and Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	£ 8,119
Intangible assets and goodwill	7,948	£ 8,119
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	13,862	13,180
Additions and disposals	762	814
Exchange and other movements	(113)	(132)
Intangible assets and goodwill	14,511	13,862
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		5,835
Additions and disposals	646	857
Exchange and other movements	(42)	(49)
Intangible assets and goodwill	7,247
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(5,743)	(5,207)
Disposals	147	253
Amortisation charge	(898)	(854)
Impairment charge	(153)	(19)
Exchange and other movements	84	84
Intangible assets and goodwill	(6,563)	(5,743)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,899
Intangible assets and goodwill	3,891	3,899
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,760	4,768
Additions and disposals	(37)	0
Exchange and other movements	(7)	(8)
Intangible assets and goodwill	4,716	4,760
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(861)	(861)
Disposals	37	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	(1)	0
Intangible assets and goodwill	(825)	(861)
Software [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,654
Impairment charge	(153)
Intangible assets and goodwill	3,468	3,654
Software [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	226
Intangible assets and goodwill	311	226
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,643	5,835
Additions and disposals	646	857
Exchange and other movements	(42)	(49)
Intangible assets and goodwill	7,247	6,643
Software [member] | Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	505	389
Additions and disposals	131	120
Exchange and other movements	3	(4)
Intangible assets and goodwill	639	505
Software [member] | Accumulated depreciation, amortisation and impairment [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,989)	(2,362)
Disposals	97	67
Amortisation charge	(771)	(716)
Impairment charge	(147)	(17)
Exchange and other movements	31	39
Intangible assets and goodwill	(3,779)	(2,989)
Software [member] | Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(279)	(254)
Disposals	10	25
Amortisation charge	(51)	(52)
Impairment charge	(6)	(2)
Exchange and other movements	(2)	4
Intangible assets and goodwill	(328)	(279)
Customer lists [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	215
Intangible assets and goodwill	167	215
Customer lists [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,465	1,630
Additions and disposals	0	(124)
Exchange and other movements	(46)	(41)
Intangible assets and goodwill	1,419	1,465
Customer lists [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,250)	(1,359)
Disposals	0	124
Amortisation charge	(43)	(49)
Impairment charge	0	0
Exchange and other movements	41	34
Intangible assets and goodwill	(1,252)	(1,250)
Licences and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	125
Intangible assets and goodwill	111	125
Licences and other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	489	558
Additions and disposals	22	(39)
Exchange and other movements	(21)	(30)
Intangible assets and goodwill	490	489
Licences and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(364)	(371)
Disposals	3	37
Amortisation charge	(33)	(37)
Impairment charge	0	0
Exchange and other movements	15	7
Intangible assets and goodwill	£ (379)	£ (364)